Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Central Index Key	0000826813
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
INTERMEDIATE BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AIBAX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CBOCX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RBOGX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	REBBX
INTERMEDIATE BOND FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RBOHX
INTERMEDIATE BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	IFBFX
INTERMEDIATE BOND FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TIIBX
INTERMEDIATE BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TIBBX